Segment and Geographic Information (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Segment Reporting [Abstract]
Schedule of Segment and Geographic Information

The Company operates a single reportable segment business for product consisting of four geographical sales territories as follows:

	Three months ended June 30,		Six months ended June 30,
	2016	2015	2016	2015
Colombia	$28,300	$21,869	$46,878	$39,251
United States	45,474	33,344	82,640	65,022
Panama	1,511	1,355	4,425	2,823
Other	2,228	1,485	4,473	3,000
Total Revenues	$77,513	$58,053	$138,416	$110,096

The following tables present geographical information about external customers and revenues from external customer by product groups. Geographical information is based on the location where there the sale was originated.

	December 31,
	2015	2014
Colombia	$81,290	$80,062
United States	141,801	101,612
Panama	7,329	11,351
Other	8,413	4,427
Total Revenues	$238,833	$197,452

	December 31,
	2015	2014
Glass and framing components	$85,034	$69,122
Windows and architectural systems	153,799	128,330
Total Revenues	$238,833	$197,452